State Street Bank and Trust Company

100 Huntington Avenue

CPH-0326

Boston, MA 02116

March 4, 2016

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Portfolios (the “Registrant”)

Registration Nos. 33-46593/811-06578

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated February 29, 2016, does not differ from the prospectus contained in Post-Effective Amendment No. 38, filed electronically on February 26, 2016, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick